Operating leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the three months ended March 31, 2022 and March 31, 2021 were as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Operating lease costs	$15,264	$7,789
Income from sub-leases	(327)	(211)
Net operating lease costs	$14,937	$7,578

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of March 31, 2022 were as follows:

Minimum rental payments
(in thousands)	March 31, 2022
Year 1	$52,372
Year 2	45,344
Year 3	29,086
Year 4	19,925
Year 5	16,870
Thereafter	56,684
Total future minimum lease payments	220,281
Lease imputed interest	(17,312)
Total	$202,969